S-K 1603, SPAC Sponsor; Conflicts of Interest	Jan. 26, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor, Controlling Persons [Table Text Block]

On October 14, 2025, our sponsor paid $25,000, or approximately $0.004 per share, in exchange for the issuance of 5,750,000 founder shares. Prior to the initial investment in the company of $25,000 by the sponsor, we had no assets, tangible or intangible. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the number of founder shares issued. The number of founder shares outstanding was determined based on the expectation that the total size of this offering would be a maximum of 17,250,000 units if the underwriters’ over-allotment option is exercised in full, and therefore that such founder shares would represent approximately 25% of the outstanding shares after this offering. Up to 750,000 of the founder shares will be forfeited depending on the extent to which the underwriters’ over-allotment option is exercised. The post-offering percentages in the following table assume that the underwriters do not exercise their over-allotment option, that our initial shareholder have forfeited 750,000 founder shares, and that there are 20,350,000 ordinary shares, consisting of (i) 15,000,000 Class A ordinary shares; (ii) 5,000,000 Class B ordinary shares, and (iii) 350,000 private shares included in the private units issued and outstanding after this offering.

	Number of Class A Ordinary Shares	Approximate Percentage of Outstanding Class A Ordinary Shares		Number of Class B Ordinary Shares	Approximate Percentage of Outstanding Class B Ordinary Shares
Name and Address of Beneficial Owner(1)	Beneficially Owned	Before Offering	After Offering	Beneficially Owned	Before Offering	After Offering
ClearThink 1 Sponsor LLC(2)(3)(4)	350,000	-	1.72%	5,750,000	100%	100%
William Brock(3)	-	-	-	-	-	-
Thomas Zipser	-	-	-	-	-	-
Darwin Hunt	-	-	-	-	-	-
Yosef Milgrom	-	-	-	-	-	-
Julien Machot	-	-	-	-	-	-
All officers and directors as a group (5 persons)	350,000	-	1.72%	5,750,000	100%	100%

*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of the following is c/o ClearThink 1 Acquisition Corp., 150 E. Palmetto Park Road, Suite 202, Boca Raton, Florida 33432.
(2)	The number and percentage of Class A ordinary shares does not include the private rights comprising a part of the private units to be purchased by the sponsor concurrently with the consummation of this offering. The Class B ordinary shares, all of which are founder shares, will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, or earlier at the option of the holders thereof, subject to adjustment, as described in the section entitled “Description of Securities” and with respect to the interests held after this offering, Class A ordinary shares issuable pursuant to a private placement.
(3)	ClearThink 1 Sponsor LLC is the record holder of the shares reported herein. ClearThink 1 Sponsor Manager LLC, the managers of which are William Brock, our Chief Executive Officer, and Ari Brown, a Managing Director at ClearThink Capital LLC, is the sole managing members of ClearThink 1 Sponsor LLC. Mr. Brock and Mr. Brown have sole voting and investment discretion with respect to the ordinary shares held of record by ClearThink 1 Sponsor LLC. ClearThink Capital LLC is wholly-owned by Robert Steven Brown. Pursuant to an Insider Letter to be entered into between our initial shareholders and the Underwriters, ClearThink 1 Sponsor LLC has agreed not to transfer, assign or sell any of their founder shares and private units, excluding any public units and underlying public shares and public rights that may be purchased in the offering, for a period ending on the earlier of six months after the completion of our initial business combination or the date on which the closing price of the Class A ordinary shares exceeds $11.50 for any 20 trading days within a 30-trading day period following the closing of our initial business combination; except to certain permitted transferees and under certain circumstances as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Units.”
(4)	Includes up to 750,000 founder shares that will be forfeited depending on the extent to which the underwriters’ over-allotment option is exercised.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation/Title
William Brock	Iron Rock LLC	Finance and financial services	CEO
	ClearThink 1 Sponsor Manager LLC	SPAC sponsor affiliate	Managing Member
Thomas Zipser	Deer Pond Capital, Ltd.	Investment banking	Founder & Managing Director
	Deer Pond Partners Manager, LLC	Private equity	Founder & Managing Director
	Deer Pond Partners X, LLC	Private equity	Founder & Managing Partner
	Connective Health Strategies	Revenue cycle management software and services	Director
	Truviax, LLC	Lead generation software for lending industry	Director
Darwin Hunt	Wade & Company; Wade Capital	Family office	Managing Partner
Yosef Milgrom	Montauk Court Partners LLC	Investments	Founder and President
	Chi Squared Capital Inc.	Investments	Founder
	Hindi’s Libraries	Charitable organization	Director
Julien Machot	VERSO Group SARL	Private equity and real estate investments	Board Member, Managing Partner & Member of Investment Committee
	Apolonia Capital	Investment banking	Managing Partner
	TurtleTree Labs Pty Ltd.	Biotechnology	Director